Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Segmented information
Schedule of geographical areas of property, plant and equipment and intangible assets
As at December 31	2025	2024
Canada	$374	$578
United States	9,325	9,038
Barbados	3,254	4,068
	$12,953	$13,684

Summary of Operating segments
For the year ended December 31, 2025	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$8,569	$20,286	$28,855
Cost of goods sold	(4,325)	(12,782)	(17,107)
Operating expenses	(12,375)	(6,261)	(18,636)
Finance income (expense), net	(63)	185	122
Foreign exchange loss	(123)	-	(123)
Income (loss) before income taxes	$(8,317)	$1,428	$(6,889)
For the year ended December 31, 2024	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$11,076	$10,831	$21,907
Cost of goods sold	(3,886)	(4,932)	(8,818)
Operating expenses	(12,325)	(3,501)	(15,826)
Other income	1,860	-	1,860
Finance income (expense), net	(19)	184	165
Foreign exchange loss	(71)	-	(71)
Income (loss) before income taxes	$(3,365)	$2,582	$(783)